Condensed Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Consolidating Statements of Operations and Comprehensive (Loss) Income
TRIBUNE MEDIA COMPANY AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS AND
COMPREHENSIVE (LOSS) INCOME
YEAR ENDED DECEMBER 31, 2015
(In thousands of dollars)

	Parent (Tribune Media Company)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Tribune Media Company Consolidated
Operating Revenues	$—	$1,975,463	$53,834	$(18,837)	$2,010,460

Programming and direct operating expenses	—	960,385	23,264	(12,619)	971,030
Selling, general and administrative	97,093	529,400	27,325	(6,218)	647,600
Depreciation and amortization	7,465	243,303	18,751	—	269,519
Impairment of goodwill and other intangible assets	—	385,000	—	—	385,000
Total Operating Expenses	104,558	2,118,088	69,340	(18,837)	2,273,149

Operating Loss	(104,558)	(142,625)	(15,506)	—	(262,689)

(Loss) income on equity investments, net	(240)	147,199	—	—	146,959
Interest and dividend income	510	208	111	—	829
Interest expense	(163,336)	(7)	(1,087)	—	(164,430)
Loss on extinguishment of debt	(37,040)	—	—	—	(37,040)
Gain on investment transactions, net	791	8,132	3,250	—	12,173
Other non-operating items	7,880	(1,277)	—	—	6,603
Intercompany interest income (expense)	1,755	(1,755)	—	—	—
Intercompany income (charges)	100,260	(99,904)	(356)	—	—
(Loss) Income Before Income Taxes and Earnings (Losses) from Consolidated Subsidiaries	(193,978)	(90,029)	(13,588)	—	(297,595)
Income tax (benefit) expense	(74,417)	101,493	(4,753)	—	22,323
(Deficit) equity in earnings of consolidated subsidiaries, net of taxes	(200,357)	(5,446)	—	205,803	—
Net (Loss) Income	$(319,918)	$(196,968)	$(8,835)	$205,803	$(319,918)

Comprehensive (Loss) Income	$(344,393)	$(201,018)	$(19,003)	$220,021	$(344,393)
TRIBUNE MEDIA COMPANY AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS AND
COMPREHENSIVE (LOSS) INCOME
YEAR ENDED DECEMBER 28, 2014
(In thousands of dollars)

	Parent (Tribune Media Company)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Tribune Media Company Consolidated
Operating Revenues	$—	$1,935,338	$30,140	$(16,119)	$1,949,359

Programming and direct operating expenses	—	768,397	13,676	(6,644)	775,429
Selling, general and administrative	73,685	502,134	17,930	(9,475)	584,274
Depreciation and amortization	2,162	271,953	14,359	—	288,474
Total Operating Expenses	75,847	1,542,484	45,965	(16,119)	1,648,177

Operating (Loss) Profit	(75,847)	392,854	(15,825)	—	301,182

Income on equity investments, net	—	236,713	—	—	236,713
Interest and dividend income	961	250	157	—	1,368
Interest expense	(155,227)	(1,442)	(1,197)	—	(157,866)
Gain on investment transaction, net	—	372,485	—	—	372,485
Other non-operating items	(8,563)	(3,537)	28	—	(12,072)
Intercompany interest income (expense)	1,760	(1,760)	—	—	—
Intercompany income (charges)	80,851	(81,328)	477	—	—
(Loss) Income from Continuing Operations Before Income Taxes and Earnings (Losses) from Consolidated Subsidiaries	(156,065)	914,235	(16,360)	—	741,810
Income tax (benefit) expense	(55,573)	342,659	(8,387)	—	278,699
Equity (deficit) in earnings of consolidated subsidiaries, net of taxes	577,155	(6,653)	—	(570,502)	—
Income (Loss) from Continuing Operations	476,663	564,923	(7,973)	(570,502)	463,111
Income from Discontinued Operations, net of taxes	—	—	13,552	—	13,552
Net Income (Loss)	$476,663	$564,923	$5,579	$(570,502)	$476,663

Comprehensive Income (Loss)	$291,527	$562,558	$5,191	$(567,749)	$291,527
TRIBUNE MEDIA COMPANY AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS AND
COMPREHENSIVE (LOSS) INCOME
YEAR ENDED DECEMBER 29, 2013
(In thousands of dollars)

	Parent (Tribune Media Company)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Tribune Media Company Consolidated
Operating Revenues	$—	$1,140,243	$7,236	$(239)	$1,147,240

Programming and direct operating expenses	—	478,022	2,127	—	480,149
Selling, general and administrative	38,501	271,186	2,699	(239)	312,147
Depreciation and amortization	427	154,122	1,355	—	155,904
Total Operating Expenses	38,928	903,330	6,181	(239)	948,200

Operating (Loss) Profit	(38,928)	236,913	1,055	—	199,040

Income on equity investments, net	—	145,241	—	—	145,241
Interest and dividend income	410	2	1	—	413
Interest expense	(38,655)	(479)	—	—	(39,134)
Gain on investment transaction, net	—	150	—	—	150
Other non-operating items	(51,570)	1,226	3,541	—	(46,803)
Intercompany income (charges)	20,814	(21,594)	780	—	—
(Loss) Income from Continuing Operations Before Income Taxes and Earnings (Losses) from Consolidated Subsidiaries	(107,929)	361,459	5,377	—	258,907
Income tax (benefit) expense	(35,306)	128,035	3,236	—	95,965
Equity (deficit) in earnings of consolidated subsidiaries, net of taxes	314,178	(531)	—	(313,647)	—
Income (Loss) from Continuing Operations	241,555	232,893	2,141	(313,647)	162,942
Income from Discontinued Operations, net of taxes	—	—	78,613	—	78,613
Net Income (Loss)	$241,555	$232,893	$80,754	$(313,647)	$241,555

Comprehensive Income (Loss)	$382,240	$232,935	$80,497	$(313,432)	$382,240

Condensed Consolidating Balance Sheets
TRIBUNE MEDIA COMPANY AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS
AS OF DECEMBER 31, 2015
(In thousands of dollars)

	Parent (Tribune Media Company)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Tribune Media Company Consolidated
Assets
Current Assets
Cash and cash equivalents	$235,508	$13,054	$14,082	$—	$262,644
Restricted cash and cash equivalents	17,595	—	—	—	17,595
Accounts receivable, net	672	452,722	13,234	—	466,628
Broadcast rights	—	157,538	2,702	—	160,240
Income taxes receivable	—	42,816	22	—	42,838
Prepaid expenses	16,747	44,817	1,773	—	63,337
Other	4,494	3,818	351	—	8,663
Total current assets	275,016	714,765	32,164	—	1,021,945
Properties
Property, plant and equipment	47,909	662,094	108,655	—	818,658
Accumulated depreciation	(10,607)	(144,089)	(6,105)	—	(160,801)
Net properties	37,302	518,005	102,550	—	657,857

Investments in subsidiaries	10,374,921	104,432	—	(10,479,353)	—

Other Assets
Broadcast rights	—	203,376	46	—	203,422
Goodwill	—	3,508,718	53,094	—	3,561,812
Other intangible assets, net	—	2,091,010	149,189	—	2,240,199
Assets held for sale	—	206,422	—	—	206,422
Investments	18,276	1,659,029	15,395	—	1,692,700
Intercompany receivables	1,560,781	4,265,957	331,873	(6,158,611)	—
Intercompany loan receivable	27,000	—	—	(27,000)	—
Other	239,046	117,124	5,310	(187,302)	174,178
Total other assets	1,845,103	12,051,636	554,907	(6,372,913)	8,078,733
Total Assets	$12,532,342	$13,388,838	$689,621	$(16,852,266)	$9,758,535

TRIBUNE MEDIA COMPANY AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS
AS OF DECEMBER 31, 2015
(In thousands of dollars)

	Parent (Tribune Media Company)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Tribune Media Company Consolidated
Liabilities and Shareholders’ Equity (Deficit)
Current Liabilities
Accounts payable	$29,587	$24,153	$6,654	$—	$60,394
Debt due within one year	22,443	—	4,036	—	26,479
Income taxes payable	—	2,700	758	—	3,458
Contracts payable for broadcast rights	—	233,660	3,016	—	236,676
Deferred revenue	—	39,654	5,067	—	44,721
Interest payable	33,826	—	2	—	33,828
Other	44,615	91,384	5,862	—	141,861
Total current liabilities	130,471	391,551	25,395	—	547,417

Non-Current Liabilities
Long-term debt	3,437,713	—	14,831	—	3,452,544
Intercompany loan payable	—	27,000	—	(27,000)	—
Deferred income taxes	—	994,083	177,251	(187,302)	984,032
Contracts payable for broadcast rights	—	385,052	55	—	385,107
Contract intangible liability, net	—	13,772	—	—	13,772
Intercompany payables	4,652,289	1,397,981	108,341	(6,158,611)	—
Other	485,671	55,779	2,491	—	543,941
Total non-current liabilities	8,575,673	2,873,667	302,969	(6,372,913)	5,379,396
Total liabilities	8,706,144	3,265,218	328,364	(6,372,913)	5,926,813

Shareholders’ Equity (Deficit)
Common Stock	100	—	—	—	100
Treasury Stock	(400,153)	—	—	—	(400,153)
Additional paid-in-capital	4,619,618	9,529,071	288,814	(9,817,885)	4,619,618
Retained (deficit) earnings	(322,351)	600,853	77,498	(678,351)	(322,351)
Accumulated other comprehensive (loss) income	(71,016)	(6,304)	(10,579)	16,883	(71,016)
Total Tribune Media Company shareholders’ equity (deficit)	3,826,198	10,123,620	355,733	(10,479,353)	3,826,198
Noncontrolling interests	—	—	5,524	—	5,524
Total shareholders’ equity (deficit)	3,826,198	10,123,620	361,257	(10,479,353)	3,831,722
Total Liabilities and Shareholders’ Equity (Deficit)	$12,532,342	$13,388,838	$689,621	$(16,852,266)	$9,758,535
TRIBUNE MEDIA COMPANY AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS
AS OF DECEMBER 28, 2014
(In thousands of dollars)

	Parent (Tribune Media Company)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Tribune Media Company Consolidated
Assets
Current Assets
Cash and cash equivalents	$1,433,388	$12,204	$9,591	$—	$1,455,183
Restricted cash and cash equivalents	17,600	—	—	—	17,600
Accounts receivable, net	7,073	426,574	7,075	—	440,722
Broadcast rights	—	144,619	2,804	—	147,423
Income taxes receivable	—	4,891	1,521	(1,481)	4,931
Deferred income taxes	8,546	21,096	33	—	29,675
Prepaid expenses	15,593	9,435	1,272	—	26,300
Other	4,048	34,869	72	—	38,989
Total current assets	1,486,248	653,688	22,368	(1,481)	2,160,823
Properties
Property, plant and equipment	24,699	830,942	97,797	—	953,438
Accumulated depreciation	(3,636)	(95,692)	(3,513)	—	(102,841)
Net properties	21,063	735,250	94,284	—	850,597

Investments in subsidiaries	10,512,753	87,963	—	(10,600,716)	—

Other Assets
Broadcast rights	—	156,949	65	—	157,014
Goodwill	—	3,889,609	28,527	—	3,918,136
Other intangible assets, net	—	2,270,955	126,839	—	2,397,794
Assets held for sale	—	5,645	—	—	5,645
Investments	8,958	1,695,289	12,945	—	1,717,192
Intercompany receivables	979,345	3,578,837	477,242	(5,035,424)	—
Intercompany loan receivable	27,000	—	—	(27,000)	—
Other	261,229	108,936	7,625	(188,536)	189,254
Total other assets	1,276,532	11,706,220	653,243	(5,250,960)	8,385,035
Total Assets	$13,296,596	$13,183,121	$769,895	$(15,853,157)	$11,396,455

TRIBUNE MEDIA COMPANY AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS
AS OF DECEMBER 28, 2014
(In thousands of dollars)

	Parent (Tribune Media Company)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Tribune Media Company Consolidated
Liabilities and Shareholders’ Equity (Deficit)
Current Liabilities
Accounts payable	$36,123	$39,680	$1,492	$—	$77,295
Debt due within one year	—	54	4,034	—	4,088
Income taxes payable	—	254,051	—	(1,481)	252,570
Contracts payable for broadcast rights	—	172,133	6,552	—	178,685
Deferred revenue	—	30,442	3,910	—	34,352
Interest payable	12,155	—	83	—	12,238
Other	47,288	68,067	9,597	—	124,952
Total current liabilities	95,566	564,427	25,668	(1,481)	684,180

Non-Current Liabilities
Long-term debt	3,471,017	—	19,880	—	3,490,897
Intercompany loan payable	—	27,000	—	(27,000)	—
Deferred income taxes	—	1,050,751	293,999	(188,536)	1,156,214
Contracts payable for broadcast rights	—	279,662	157	—	279,819
Contract intangible liability, net	—	34,425	—	—	34,425
Intercompany payables	4,022,344	887,352	125,728	(5,035,424)	—
Other	512,238	39,679	3,572	—	555,489
Total non-current liabilities	8,005,599	2,318,869	443,336	(5,250,960)	5,516,844
Total liabilities	8,101,165	2,883,296	469,004	(5,252,441)	6,201,024

Shareholders’ Equity (Deficit)
Common Stock	98	—	—	—	98
Treasury Stock	(67,814)	—	—	—	(67,814)
Additional paid-in-capital	4,591,470	9,504,260	215,621	(9,719,881)	4,591,470
Retained earnings (deficit)	718,218	797,819	85,680	(883,499)	718,218
Accumulated other comprehensive (loss) income	(46,541)	(2,254)	(410)	2,664	(46,541)
Total shareholders’ equity (deficit)	5,195,431	10,299,825	300,891	(10,600,716)	5,195,431
Total Liabilities and Shareholders’ Equity (Deficit)	$13,296,596	$13,183,121	$769,895	$(15,853,157)	$11,396,455

Condensed Consolidating Statement of Cash Flows
TRIBUNE MEDIA COMPANY AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED DECEMBER 31, 2015
(In thousands of dollars)

	Parent (Tribune Media Company)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Tribune Media Company Consolidated
Net cash (used in) provided by operating activities	$(47,422)	$190,327	$(116,961)	$—	$25,944

Investing Activities
Capital expenditures	(20,775)	(64,318)	(3,991)	—	(89,084)
Acquisitions, net of cash acquired	—	(5,109)	(69,850)	—	(74,959)
Transfers from restricted cash	—	1,112	—	—	1,112
Investments	(15,000)	(542)	(7,500)	—	(23,042)
Distributions from equity investments	—	10,328	—	—	10,328
Proceeds from sales of investments	103	36,579	8,300	—	44,982
Proceeds from sales of real estate	—	4,930	—	—	4,930
Net cash used in investing activities	(35,672)	(17,020)	(73,041)	—	(125,733)

Financing Activities
Long-term borrowings	1,100,000	—	—	—	1,100,000
Repayments of long-term debt	(1,110,159)	(54)	(4,049)	—	(1,114,262)
Long-term debt issuance costs	(20,202)	—	—	—	(20,202)
Payment of dividends	(719,919)	—	—	—	(719,919)
Settlements of contingent consideration, net	—	4,088	(2,914)	—	1,174
Common stock repurchases	(339,942)	—	—	—	(339,942)
Change in excess tax benefits from stock-based awards	(868)	—	—	—	(868)
Tax withholdings related to net share settlements of share-based awards	(4,421)	—	—	—	(4,421)
Proceeds from stock option exercises	166	—	—	—	166
Contributions from noncontrolling interests	—	—	5,524	—	5,524
Change in intercompany receivables and payables	(19,441)	(176,491)	195,932	—	—
Net cash (used in) provided by financing activities	(1,114,786)	(172,457)	194,493	—	(1,092,750)

Net (Decrease) Increase in Cash and Cash Equivalents	(1,197,880)	850	4,491	—	(1,192,539)
Cash and cash equivalents, beginning of year	1,433,388	12,204	9,591	—	1,455,183
Cash and cash equivalents, end of year	$235,508	$13,054	$14,082	$—	$262,644
TRIBUNE MEDIA COMPANY AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED DECEMBER 28, 2014
(In thousands of dollars)

	Parent (Tribune Media Company)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Tribune Media Company Consolidated
Net cash provided by (used in) operating activities	$144,792	$399,228	$87,998	$(253,563)	$378,455

Investing Activities
Capital expenditures	(33,485)	(48,793)	(7,160)	—	(89,438)
Acquisitions, net of cash acquired	(157,814)	(68,537)	(53,482)	—	(279,833)
Decrease in restricted cash related to acquisition of Local TV	—	201,922	—	—	201,922
Transfers to restricted cash	—	(1,109)	—	—	(1,109)
Investments	—	(830)	(1,500)	—	(2,330)
Distributions from equity investments	—	180,521	—	—	180,521
Intercompany dividends	21,437	—	—	(21,437)	—
Proceeds from sales of investments	103	659,292	—	—	659,395
Proceeds from sales of real estate	—	49,870	—	—	49,870
Net cash (used in) provided by investing activities	(169,759)	972,336	(62,142)	(21,437)	718,998

Financing Activities
Long-term borrowings related to Publishing Spin-off	—	—	346,500	—	346,500
Repayments of long-term debt	(293,865)	(2,383)	(3,037)	—	(299,285)
Repayment of Senior Toggle Notes	—	(172,237)	—	—	(172,237)
Long-term debt issuance costs related to Publishing Spin-off	—	—	(10,179)	—	(10,179)
Common stock repurchases	(60,211)	—	—	—	(60,211)
Cash and restricted cash distributed to Tribune Publishing	—	—	(86,530)	—	(86,530)
Change in excess tax benefits from stock-based awards	868	—	—	—	868
Tax withholdings related to net share settlements of share-based awards	(3,201)	—	—	—	(3,201)
Proceeds from stock option exercises	1,308	—	—	—	1,308
Intercompany dividends	—	—	(275,000)	275,000	—
Change in intercompany receivables and payables	1,258,014	(1,256,528)	(1,486)	—	—
Net cash provided by (used in) financing activities	902,913	(1,431,148)	(29,732)	275,000	(282,967)

Net Increase (Decrease) in Cash and Cash Equivalents	877,946	(59,584)	(3,876)	—	814,486
Cash and cash equivalents, beginning of year	555,442	71,788	13,467	—	640,697
Cash and cash equivalents, end of year	$1,433,388	$12,204	$9,591	$—	$1,455,183
TRIBUNE MEDIA COMPANY AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED DECEMBER 29, 2013
(In thousands of dollars)

	Parent (Tribune Media Company)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Tribune Media Company Consolidated
Net cash (used in) provided by operating activities	$(119,522)	$383,994	$95,099	$—	$359,571

Investing Activities
Capital expenditures	(30,340)	(23,424)	(17,105)	—	(70,869)
Acquisitions, net of cash acquired	—	(2,523,410)	(27,000)	—	(2,550,410)
Increase in restricted cash related to acquisition of Local TV	—	(201,922)	—	—	(201,922)
Intercompany notes issuance	(27,000)	—	—	27,000	—
Investments	(275)	(2,373)	(169)	—	(2,817)
Distributions from equity investments	—	53,871	—	—	53,871
Proceeds from sales of investments	2,074	—	100	—	2,174
Proceeds from sales of real estate	—	10,739	—	—	10,739
Net cash (used in) provided by investing activities	(55,541)	(2,686,519)	(44,174)	27,000	(2,759,234)

Financing Activities
Long-term borrowings	3,763,567	—	26,933	—	3,790,500
Repayments of long-term debt	(1,100,000)	(2,234)	—	—	(1,102,234)
Long-term debt issuance costs	(78,480)	—	—	—	(78,480)
Intercompany notes borrowing	—	27,000	—	(27,000)	—
Change in intercompany receivables and payables	(2,264,883)	2,346,758	(81,875)	—	—
Net cash provided by (used in) financing activities	320,204	2,371,524	(54,942)	(27,000)	2,609,786

Net Increase (Decrease) in Cash and Cash Equivalents	145,141	68,999	(4,017)	—	210,123
Cash and cash equivalents, beginning of year	410,301	2,789	17,484	—	430,574
Cash and cash equivalents, end of year	$555,442	$71,788	$13,467	$—	$640,697